Prepaid Expenses and Other Current Assets (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets [Abstract]
Deposits	$ 2,121	$ 2,244	$ 2,315
Prepaid expenses	189,077	250,069
Other receivable	77,500	10,000	0
Total	$ 268,698	$ 262,313	$ 234,092